Fair Value Measurements - Summary of Assets And Liabilities Measured Or Disclosed At Fair Value (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)		Dec. 31, 2022 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Asset, Current		¥ 0	¥ 5,989		$ 0
Property and equipment, net		14,947	62,179		2,167
Fair value adjustment		(29,126)	(19,351)
Total assets and liabilities measured at fair value		10,991	6,574		1,594
Fair Value, Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Property and equipment, net	[1]	10,991
Property and equipment, net, Fair value adjustment	[1]	22,400			1,594
Fair value adjustment	[2]		(25,340)
Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Equity investments accounted for at fair value using the alternative measurement	[2]	0	585		$ 0
Derivative Asset, Current			5,989
Fair value adjustment	[2]	(6,726)
Fair Value, Inputs, Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets and liabilities measured at fair value		10,991	5,989
Fair Value, Inputs, Level 2 [Member] | Fair Value, Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Property and equipment, net, Fair value adjustment	[1]	10,991
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Asset, Current			5,989
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Equity investments accounted for at fair value using the alternative measurement	[2]	0	585
Total assets and liabilities measured at fair value		¥ 0	¥ 585	[2]

[1]	The property and equipment impairment loss was a result of the “Going -Cloud” project undertaken, and was included in the consolidated statement of comprehensive income for the year ended December, 2022. The Company’s “Going-Cloud” project is a transition to use cloud based servers for a portion of our infrastructure needs, whereas the Company completely operated and maintained self-owned servers previously.
[2]	For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured to fair value. The Company recognized impairment charges of long-term investments during the year ended December 31, 2022.